Employee Benefits (Tables)	3 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Common Shares Sold by Union VEBA

	Quarter Ended
	March 31,
	2012	2011
Common stock sold by Union VEBA or on which restriction was lifted	1,321,485	217,042
Increase in Union VEBA assets [1]	$64.2	$10.6
Reduction in Common stock owned by Union VEBA [2]	$(31.8)	$(5.2)
Increase in Additional paid in capital	$(7.8)	$(1.4)
Decrease in Deferred tax assets	$(24.6)	$(4.0)
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[1]
At a weighted-average price of $48.55 per share on the date the restriction was released for the quarter ended March 31, 2012 and a weighted-average price of $49.06 per share realized by the Union VEBA for the quarter ended March 31, 2011.

2     At $24.02 per share reorganization value.

Schedule of Income (Charges) Related to All Benefit Plans
The following table presents the components of net periodic pension benefit income for the VEBAs and charges relating to all other employee benefit plans for the quarters ended March 31, 2012 and March 31, 2011:

	Quarter Ended
	March 31,
	2012	2011
VEBAs:
Service cost	$0.8	$0.6
Interest cost	4.5	4.4
Expected return on plan assets	(10.1)	(7.6)
Amortization of prior service cost	1.0	1.0
Amortization of net loss	0.8	0.1
Total net periodic pension benefit income relating to VEBAs	(3.0)	(1.5)
Deferred compensation plan	0.4	0.2
Defined contribution plans	3.4	3.4
Multiemployer pension plans	0.8	0.8
Total	$1.6	$2.9

Allocation of Income (Charges) Relating to Retirement Plans	The following tables present the allocation of the charges detailed above, by segment (see Note 13):

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$4.0	$4.0
All Other	(2.4)	(1.1)
Total	$1.6	$2.9